Share capital	9 Months Ended
Sep. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	September 30, 2024	December 31, 2023
	£	£
Issued and fully paid share capital
130,769,846 (2023: 125,702,396) Ordinary shares of £0.0005 each	65,385	62,851
	65,385	62,851

Shares authorised and issued (number)

	December 31, 2023	Shares issued in relation to the acquisition of IP	Exercise of share-based payment awards	September 30, 2024
Ordinary shares	125,702,396	1,807,078	3,260,372	130,769,846
	125,702,396	1,807,078	3,260,372	130,769,846

A total of 1,807,078 shares were issued as part of the transaction described in note 10.

A total of 3,260,372 shares were issued upon the exercise of share-based payment awards during the nine months ended September 30, 2024; see note 21 for further details.

Rights of share classes

Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution.